Offerings - Offering: 1	Aug. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Common Stock, $0.01 par value per share
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	2.9625
Maximum Aggregate Offering Price	$ 3,703,125.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 511.40
Offering Note	(1) This registration statement covers a total of 1,250,000 shares of Series A common stock, par value $0.01 per share (the "Common Stock"), of Crown Crafts, Inc. (the "Registrant") reserved for issuance under the Registrant's Amended and Restated 2021 Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Common Stock that become issuable under the Plan, as may be amended from time to time, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $2.9625 per share of Common Stock, which represents the average of the high and low price per share of the Registrant's Common Stock on August 6, 2026 as reported on the Nasdaq Capital Market.